Business combination (Tables)	12 Months Ended
Dec. 31, 2025
Xi an Zhifeng
Business combination
Summary of allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB
Net assets acquired	1,052
Amortizable intangible assets
Brand name	43,000
Content	13,300
Technology	2,700
Financial instruments arising from acquisition	1,600
Goodwill	64,733
Deferred tax liabilities	(14,750)
Noncontrolling interests	(7,327)
104,308